SEGMENT REPORTING (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($) segment	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($) segment
SEGMENT REPORTING
Number of reportable segments | segment	1	1	1	1	1	1
Revenues:
Revenues	$ 8,793	$ 14,219	$ 23,011	$ 29,563	$ 38,098	$ 43,922
Cost of goods sold:
Cost of goods sold	4,294	7,857	12,132	17,466	22,529	27,028
Gross Profit	4,499	6,362	10,879	12,097	15,569	16,894
Operating expenses:
General and administrative	3,385	2,033	11,159	10,771	12,419	6,710
Total operating expenses	9,293	6,338	27,386	26,991	33,227	25,509
Loss from operations	(4,794)	24	(16,507)	(14,894)	(17,658)	(8,615)
Other (expense) income:
Interest expense	(306)	(596)	(1,109)	(2,235)	(2,815)	(2,900)
Other income, net	78	368	148	18	43	23
Gain on change in fair value of convertible debt	(1,148)		(623)
Loss on extinguishment of debt				(52)	(359)	(1,541)
Loss before income taxes	(6,170)	(204)	(18,091)	(17,163)	(20,789)	(13,033)
Income tax (benefit) expense	(1)		12	34	34	3
Segment net loss	(6,169)	(204)	(18,103)	(17,197)	(20,823)	(13,036)
Hardware
Revenues:
Revenues	3,768	7,713	11,908	17,115	21,991	27,461
Software
Revenues:
Revenues	4,319	5,612	8,667	10,222	12,857	13,229
Services
Revenues:
Revenues	706	894	2,436	2,226	3,250	3,232
Single reportable segment
Revenues:
Revenues	8,793	14,219	23,011	29,563	38,098	43,922
Cost of goods sold:
Cost of goods sold	4,294	7,857	12,132	17,466	22,529	27,028
Gross Profit	4,499	6,362	10,879	12,097	15,569	16,894
Operating expenses:
Research and development	266	165	580	915	849	402
Software engineering	452	288	1,156	916	1,158	1,054
Platform engineering	850	586	2,201	2,256	2,886	2,762
Sales	2,110	1,681	5,954	6,086	8,370	7,225
General and administrative	3,385	2,035	11,159	10,772	12,419	6,710
Marketing and business development	2,104	1,449	5,938	5,325	6,712	4,722
International sales	126	134	398	721	833	951
Total operating expenses	9,293	6,338	27,386	26,991	33,227	25,509
Loss from operations	(4,794)	24	(16,507)	(14,894)	(17,658)	(8,615)
Other (expense) income:
Interest expense	(306)	(596)	(1,109)	(2,235)	(2,815)	(2,900)
Other income, net	78	368	148	18	43	23
Gain on change in fair value of convertible debt	(1,148)		(623)
Loss on extinguishment of debt				(52)	(359)	(1,541)
Loss before income taxes	(6,170)	(204)	(18,091)	(17,163)	(20,789)	(13,033)
Income tax (benefit) expense	(1)		12	34	34	3
Segment net loss	(6,169)	(204)	(18,103)	(17,197)	(20,823)	(13,036)
Single reportable segment | Hardware
Revenues:
Revenues	3,768	7,713	11,908	17,115	21,991	27,461
Cost of goods sold:
Cost of goods sold	2,665	5,545	8,010	12,563	15,950	19,741
Single reportable segment | Software
Revenues:
Revenues	4,319	5,612	8,667	10,222	12,857	13,229
Cost of goods sold:
Cost of goods sold	1,081	1,665	2,520	3,509	5,025	5,545
Single reportable segment | Services
Revenues:
Revenues	706	894	2,436	2,226	3,250	3,232
Cost of goods sold:
Cost of goods sold	501	329	1,375	1,072	$ 1,152	$ 779
Single reportable segment | Excess and obsolete
Cost of goods sold:
Cost of goods sold	$ 47	$ 318	$ 227	$ 322